Stock-Based Compensation - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Expected term (years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Expected volatility	27.50%	26.20%	26.00%
Risk-free rate	4.60%	4.40%	4.20%
Dividend yield	2.60%	3.70%	5.00%